Risk and Capital Management - Summary of Implementation of Basel III Rules (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule for Implementation of Basel III Rules [Line Items]
Common Equity Tier I		4.50%	4.50%
Tier I		6.00%	6.00%
Total Capital		8.625%	9.25%
Additional Common Equity Tier I (ACP)		2.375%	1.50%
Conservation		1.875%	1.25%
Countercyclical		0.00%	0.00%
Systemic		0.50%	0.25%
Common Equity Tier I + ACP		6.875%	6.00%
Total Capital + ACP		11.00%	10.75%
Prudential Adjustments Deductions		100.00%	80.00%
Events after reporting period [member]
Schedule for Implementation of Basel III Rules [Line Items]
Common Equity Tier I	4.50%
Tier I	6.00%
Total Capital	8.00%
Additional Common Equity Tier I (ACP)	3.50%
Conservation	2.50%
Countercyclical	0.00%
Systemic	1.00%
Common Equity Tier I + ACP	8.00%
Total Capital + ACP	11.50%
Prudential Adjustments Deductions	100.00%